Supplement to the
Fidelity® Fund and Fidelity® Growth Discovery Fund
Class K
August 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements similar information for Fidelity® Growth Discovery Fund found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Anolic as of July 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$11,365	$34	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$2,380	none	none

* Includes Fidelity ® Growth Discovery Fund ($1,469 (in millions) assets managed).

As of July 31, 2017, the dollar range of shares of Fidelity® Growth Discovery Fund beneficially owned by Mr. Anolic was none.

K-COM6B-17-03 1.918660.106	September 15, 2017

Supplement to the
Fidelity® Fund, Fidelity® Growth Discovery Fund and Fidelity® Mega Cap Stock Fund
August 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

Jason Weiner serves as lead portfolio manager of Fidelity® Growth Discovery Fund. Asher Anolic serves as co-manager of Fidelity® Growth Discovery Fund.

The following information supplements information for Fidelity® Growth Discovery Fund found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Anolic as of July 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$11,365	$34	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$2,380	none	none

* Includes Fidelity® Growth Discovery Fund ($1,469 (in millions) assets managed).

As of July 31, 2017, the dollar range of shares of Fidelity® Growth Discovery Fund beneficially owned by Mr. Anolic was none.

HSTB-17-03 1.798959.120	September 15, 2017